Organization and Description of Business (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 facility	Dec. 31, 2021 facility	Aug. 26, 2022 USD ($) $ / shares	Apr. 04, 2022 USD ($) $ / shares
Organization and Description of Business
Number of manufacturing facilities | facility	7	7
Concord, North Carolina
Organization and Description of Business
Number of manufacturing facilities | facility	3	3
North Little Rock, Arkansas
Organization and Description of Business
Number of manufacturing facilities | facility	2	2
Kigali, Rwanda
Organization and Description of Business
Number of manufacturing facilities | facility	1	1
Johor Bahru, Malaysia
Organization and Description of Business
Number of manufacturing facilities | facility	1	1
Riverview | New Company | Subsequent Event
Organization and Description of Business
Amount received | $			$ 66.3	$ 250.0
Share Price | $ / shares				$ 10
Riverview | New Company | Wells Fargo | Term loan | Subsequent Event
Organization and Description of Business
Face amount | $			175.0	$ 150.0
Riverview | New Company | Wells Fargo | Revolving loan commitment | Subsequent Event
Organization and Description of Business
Amount received | $			87.0
Face amount | $			175.0	$ 150.0
Riverview | New Company | Common Stock PIPE Commitments | Subsequent Event
Organization and Description of Business
Amount received | $			$ 230.9
Share Price | $ / shares			$ 10.00
Westrock Coffee Company, LLC. | Falcon Coffees Limited
Organization and Description of Business
Percentage of ownership interest	85.00%	85.00%